Note B - Business Combinations - Assets and Liabilities Assumed (Details) - USD ($) $ in Thousands	Aug. 05, 2016	Dec. 31, 2016	Dec. 31, 2015
Recognized amounts of identifiable assets acquired and liabilities assumed:
Goodwill		$ 7,801	$ 1,267
Milton Bancorp, Inc [Member]
Consideration:
Cash	$ 7,431
Equity instruments	11,444
Fair value of total consideration transferred	18,875
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and cash equivalents	9,201
Securities	5,868
Restricted investments in bank stock	364
Loans	112,479
Premises and equipment	1,826
Other real estate owned	641
Bank owned life insurance	272
Other assets	612
Total assets acquired	132,001
Deposits	119,669
Other liabilities	(9)
Total liabilities assumed	119,660
Total identifiable net assets	12,341
Goodwill	6,534
	18,875
Milton Bancorp, Inc [Member] | Core Deposits [Member]
Recognized amounts of identifiable assets acquired and liabilities assumed:
Core deposit intangible asset	$ 738